Organization and Significant Accounting Policies - Fair Values of Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS:
Cash equivalents	$ 5	$ 5
Level 1 [Member]
ASSETS:
Cash equivalents	5	5
Warrants [Member]
LIABILITIES:
Warrants to purchase common stock	239	4,216	$ 4,925
Warrants [Member] | Level 3 [Member]
LIABILITIES:
Warrants to purchase common stock	$ 239	$ 4,216